UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-03313)

First American Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31

Date of reporting period: 05/31/15

Item 1. Schedule of Investments.

Schedule of Investments May 31, 2015 (unaudited), all dollars are rounded to thousands (000)

Government Obligations Fund

DESCRIPTION	PAR	VALUE >
Government Agency Debt - 50.7%
Federal Farm Credit Bank
0.128%, 06/16/2015	$50,000	$50,000
0.205%, 06/22/2015	76,000	76,003
0.500%, 06/23/2015	48,048	48,059
0.174%, 07/17/2015	70,000	70,003
0.214%, 07/20/2015 Δ	13,200	13,201
0.550%, 08/17/2015	15,397	15,410
0.135%, 08/24/2015 Δ	50,000	49,999
0.167%, 09/11/2015 Δ	80,000	80,007
0.210%, 09/22/2015 Δ	16,000	16,004
0.146%, 10/05/2015 Δ	75,000	74,997
0.162%, 11/09/2015 Δ	50,000	50,006
0.250%, 12/02/2015	113,900	113,910
0.200%, 12/07/2015	50,000	50,004
0.340%, 12/30/2015	15,000	15,010
0.500%, 01/04/2016	50,000	50,067
0.195%, 03/01/2016 Δ	27,500	27,506
0.142%, 04/06/2016 Δ	50,000	49,995
0.130%, 04/08/2016 Δ	50,000	49,998
0.276%, 04/19/2016 Δ	52,700	52,756
0.156%, 05/13/2016 Δ	240,000	239,994
0.167%, 06/21/2016 Δ	150,000	149,985
0.175%, 07/22/2016 Δ	100,000	100,001
0.167%, 09/06/2016 Δ	200,000	200,020
Federal Home Loan Bank
0.120%, 06/01/2015 	18,300	18,300
0.135%, 06/03/2015 	100,000	99,999
0.135%, 06/05/2015 	19,000	19,000
0.145%, 06/10/2015 	50,000	49,998
0.145%, 06/12/2015 	73,250	73,247
0.140%, 07/16/2015	100,000	99,997
0.186%, 07/16/2015	10,560	10,560
0.152%, 07/21/2015 Δ	75,000	74,998
0.140%, 07/22/2015 	20,000	19,996
0.140%, 07/22/2015	75,000	74,999
0.140%, 07/22/2015	100,000	99,997
0.130%, 07/30/2015	50,000	49,999
0.126%, 08/03/2015 Δ	50,000	49,999
0.130%, 08/18/2015	50,000	49,999
0.143%, 08/18/2015 Δ	150,000	150,000
0.590%, 08/18/2015	10,200	10,210
0.140%, 08/25/2015	150,000	149,993
0.200%, 08/28/2015	100,000	100,005
0.159%, 09/08/2015 Δ	150,000	150,018
0.170%, 09/09/2015 	45,000	44,979
2.875%, 09/11/2015	1,000	1,007
0.148%, 09/17/2015 Δ	100,000	99,997
0.166%, 09/17/2015 Δ	150,000	149,993
0.170%, 09/25/2015	25,000	24,999
0.200%, 09/25/2015	25,000	24,998
0.151%, 09/28/2015 Δ	100,000	99,997
0.190%, 09/29/2015	75,000	75,018
0.150%, 10/02/2015 	63,000	62,968
0.170%, 10/02/2015	50,000	49,998
0.250%, 10/02/2015	39,500	39,500
0.158%, 10/07/2015 	88,000	87,951
0.156%, 10/09/2015 	157,500	157,412
0.160%, 10/09/2015	100,000	99,992
0.160%, 10/13/2015	100,000	99,991
0.151%, 10/14/2015 Δ	200,000	199,993
0.230%, 10/15/2015	50,000	49,998
0.150%, 10/16/2015 	104,000	103,941
0.150%, 10/19/2015	50,000	49,990
0.170%, 10/20/2015	150,000	149,980
0.144%, 10/21/2015 Δ	50,000	50,000
0.145%, 10/21/2015 	67,000	66,962
0.155%, 11/12/2015 	56,000	55,960
0.171%, 11/13/2015 	129,667	129,565
0.150%, 11/17/2015	75,000	74,995
0.190%, 11/19/2015	50,000	49,991
0.134%, 11/20/2015 Δ	50,000	49,996
0.150%, 11/23/2015	130,000	129,986
0.220%, 11/23/2015	40,410	40,414

0.153%, 11/27/2015 	25,000	24,981
0.200%, 12/01/2015	60,000	59,999
0.160%, 12/04/2015	75,000	74,991
0.133%, 12/07/2015 Δ	50,000	49,995
0.150%, 12/15/2015	31,500	31,493
0.160%, 12/15/2015	200,000	199,975
0.310%, 01/06/2016	35,000	35,000
0.130%, 01/08/2016 Δ	50,000	49,998
0.330%, 01/08/2016	25,000	25,000
0.250%, 01/12/2016	50,000	50,011
0.320%, 01/13/2016	50,000	49,996
0.350%, 01/15/2016	25,000	25,000
0.159%, 01/20/2016 Δ	100,000	100,000
0.165%, 01/25/2016 Δ	50,000	50,000
0.210%, 02/08/2016	75,000	74,984
0.420%, 02/12/2016	5,000	5,004
0.340%, 02/26/2016	50,000	50,000
0.350%, 03/07/2016	35,000	35,000
0.400%, 03/09/2016	35,000	35,000
4.875%, 03/11/2016	13,600	14,083
0.340%, 03/14/2016	50,000	49,991
1.125%, 03/15/2016	500	503
0.400%, 03/18/2016	100,000	100,000
0.450%, 03/18/2016	18,580	18,607
0.400%, 04/01/2016	50,000	50,000
0.310%, 04/15/2016	50,000	50,000
0.400%, 05/27/2016	35,000	35,000
0.400%, 05/27/2016	25,000	24,998
0.400%, 06/17/2016	50,000	50,000
0.157%, 10/27/2016 Δ	200,000	199,957
Federal Home Loan Mortgage Corporation
0.130%, 06/01/2015 	26,900	26,900
0.130%, 06/08/2015 	25,000	24,999
0.140%, 06/10/2015 	20,000	19,999
0.145%, 06/15/2015 	50,000	49,997
0.175%, 06/26/2015	372,800	372,810
0.173%, 07/16/2015 Δ	200,000	200,009
0.173%, 07/17/2015 Δ	20,000	20,001
4.375%, 07/17/2015	54,648	54,940
5.350%, 08/01/2015	1,500	1,513
0.500%, 08/28/2015	56,138	56,179
0.450%, 09/04/2015	28,908	28,928
1.750%, 09/10/2015	36,207	36,366
0.167%, 09/11/2015 	150,000	149,929
0.420%, 09/18/2015	25,000	25,020
0.150%, 09/25/2015 	50,000	49,976
0.500%, 09/25/2015	35,450	35,488
0.160%, 11/03/2015 	85,000	84,941
0.160%, 11/04/2015 	15,000	14,990
0.130%, 11/06/2015 	65,000	64,963
0.135%, 11/13/2015 	20,275	20,263
4.750%, 11/17/2015	22,302	22,768
0.230%, 01/20/2016 	75,000	74,888
0.143%, 02/18/2016 Δ	150,000	149,984
0.500%, 05/13/2016	67,974	68,080
0.166%, 06/15/2016 Δ	75,000	74,988
0.182%, 07/21/2016 Δ	50,000	49,994
0.165%, 11/14/2016 Δ	110,000	110,012
Federal National Mortgage Association
0.125%, 06/01/2015 	11,800	11,800
0.138%, 06/10/2015 	15,000	15,000
0.500%, 07/02/2015	25,117	25,125
2.375%, 07/28/2015	437,748	439,280
0.160%, 08/03/2015 	200,000	199,952
0.130%, 08/06/2015 	50,000	49,988
0.165%, 08/17/2015 	50,000	49,982
0.180%, 09/01/2015 	50,000	49,977
0.155%, 09/02/2015 	24,613	24,603
0.500%, 09/28/2015	75,000	75,084
0.095%, 10/01/2015 	67,854	67,832
4.375%, 10/15/2015	25,967	26,367
0.177%, 10/21/2015 Δ	275,000	275,032
1.625%, 10/26/2015	43,920	44,173
0.130%, 11/04/2015 	20,000	19,989
0.150%, 12/02/2015 	100,000	99,923
0.155%, 12/14/2015 	100,000	99,916
0.375%, 12/21/2015	89,670	89,749
2.250%, 03/15/2016	50,000	50,780

0.203%, 08/16/2016 Δ	9,500	9,505
Total Government Agency Debt
(Cost $10,547,368)		10,547,368

Government Agency Repurchase Agreements - 13.2%
BNP Paribas Securities Corp.
0.100%, dated 05/29/2015, matures 06/01/2015, repurchase price $350,003 (collateralized by various government agency obligations: Total market value $357,000)	350,000	350,000
Goldman Sachs & Company
0.090%, dated 05/29/2015, matures 06/01/2015, repurchase price $900,007 (collateralized by various government agency obligations: Total market value $918,000)	900,000	900,000
HSBC Securities (USA) Inc.
0.090%, dated 05/29/2015, matures 06/01/2015, repurchase price $50,000 (collateralized by various government agency obligations: Total market value $51,001)	50,000	50,000
ING Financial Markets LLC
0.100%, dated 05/29/2015, matures 06/01/2015, repurchase price $150,001 (collateralized by various government agency obligations: Total market value $153,005)	150,000	150,000
Merrill Lynch, Pierce, Fenner & Smith Inc.
0.080%, dated 05/29/2015, matures 06/01/2015, repurchase price $500,003 (collateralized by various government agency obligations: Total market value $510,000)	500,000	500,000
RBC Capital Markets
0.090%, dated 05/29/2015, matures 06/01/2015, repurchase price $100,001 (collateralized by various government agency obligations: Total market value $102,000)	100,000	100,000
Societe Generale/NY
0.120%, dated 05/29/2015, matures 06/01/2015, repurchase price $700,007 (collateralized by various government agency obligations: Total market value $714,000)	700,000	700,000
Total Government Agency Repurchase Agreements
(Cost $2,750,000)		2,750,000

Treasury Repurchase Agreements - 36.3%
Bank of Nova Scotia/NY
0.100%, dated 05/29/2015, matures 06/01/2015, repurchase price $918,651 (collateralized by U.S. Treasury obligations: Total market value $936,768)	918,644	918,644
Credit Agricole Corporate & Investment Bank
0.090%, dated 05/29/2015, matures 06/01/2015, repurchase price $1,640,448 (collateralized by U.S. Treasury obligations: Total market value $1,672,800)	1,640,435	1,640,435
Federal Reserve Bank of New York
0.050%, dated 05/29/2015, matures 06/01/2015, repurchase price $4,975,021 (collateralized by U.S. Treasury obligations: Total market value $4,975,021)	4,975,000	4,975,000
Total Treasury Repurchase Agreements
(Cost $7,534,079)		7,534,079

Total Investments ▲ - 100.2%
(Cost $20,831,447)		20,831,447
Other Assets and Liabilities, Net - (0.2)%		(44,029)
Total Net Assets - 100.0%		$20,787,418

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2015, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2015.

	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

▲	On May 31, 2015, the cost of investments for federal income tax purposes was approximately $20,831,447. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2015, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Government Agency Debt	$—	$10,547,368	$—	$10,547,368
Government Agency Repurchase Agreements	—	2,750,000	—	2,750,000
Treasury Repurchase Agreements	—	7,534,079	—	7,534,079
Total Investments	$—	$20,831,447	$—	$20,831,447

During the nine-month period ended May 31, 2015, there were no transfers between valuation levels or Level 3 securities.

Schedule of  Investments May 31, 2015 (unaudited), all dollars are rounded to thousands (000)

Prime Obligations Fund

DESCRIPTION	PAR	VALUE >
Certificates of Deposit - 39.5%
Banco del Estado de Chile/NY
0.220%, 06/03/2015	$70,000	$70,000
0.240%, 06/08/2015	25,000	25,000
0.220%, 06/12/2015	20,000	20,000
0.220%, 07/02/2015	35,000	35,000
0.250%, 08/05/2015	40,000	40,000
0.300%, 09/03/2015	35,000	35,000
0.250%, 09/09/2015	55,000	55,000
Bank of Montreal/Chicago
0.230%, 06/15/2015	50,000	50,000
0.270%, 07/07/2015	50,000	50,000
0.250%, 07/22/2015	50,000	50,000
0.220%, 08/21/2015	50,000	50,000
0.323%, 11/15/2015 Δ	75,000	75,000
0.330%, 12/11/2015	25,000	25,000
0.340%, 12/14/2015	25,000	25,000
Bank of Nova Scotia/Houston
0.220%, 06/02/2015	100,000	100,000
0.362%, 07/13/2015 Δ	25,000	25,000
0.280%, 07/27/2015	25,000	25,000
0.404%, 07/31/2015 Δ	55,000	55,000
0.280%, 09/04/2015	30,000	30,000
0.380%, 12/03/2015	25,000	25,000
0.380%, 12/04/2015	30,000	30,000
0.400%, 12/11/2015	25,000	25,000
0.400%, 02/05/2016	25,000	25,000
Bank of Tokyo-Mitsubishi UFJ Ltd/NY
0.120%, 06/03/2015	175,000	175,000
0.240%, 06/15/2015	50,000	50,000
BNP Paribas/Chicago
0.110%, 06/03/2015	100,000	100,000
Canadian Imperial Bank of Commerce/NY
0.100%, 06/02/2015	150,000	150,000
0.400%, 10/16/2015 Δ	53,000	53,000
Commonwealth Bank of Australia/NY
0.260%, 07/07/2015 Δ	45,000	45,000
Cooperatieve Centrale Raiffeisen-Boere/NY
0.290%, 08/13/2015	25,000	25,000
Credit Agricole CIB/NY
0.130%, 06/03/2015	300,000	300,000
Credit Suisse/NY
0.240%, 06/04/2015	45,000	45,000
DZ Bank/NY
0.210%, 06/16/2015	60,000	60,000
0.210%, 06/17/2015	50,000	50,000
0.250%, 08/04/2015	50,000	50,000
0.330%, 09/18/2015	40,000	40,006
HSBC Bank USA
0.275%, 06/23/2015	28,000	28,000
0.250%, 08/03/2015	25,000	25,000
0.253%, 08/17/2015 Δ	25,000	25,000
0.270%, 10/13/2015 Δ	25,000	25,000
0.340%, 11/03/2015	25,000	25,000
0.340%, 11/16/2015	25,000	25,000
0.360%, 11/24/2015	25,000	25,000
Mitsubishi UFJ Trust & Banking Corp/NY
0.250%, 07/02/2015	50,000	50,000
0.250%, 07/08/2015	40,000	40,000
0.250%, 08/05/2015	50,000	50,000
0.270%, 09/14/2015	30,000	30,000
Nordea Bank Finland Plc/NY
0.165%, 06/02/2015	34,000	34,000
0.300%, 10/16/2015	50,000	50,000
0.340%, 11/19/2015	25,000	25,000
0.340%, 11/20/2015	25,000	25,000
Rabobank Nederland NV/NY
0.312%, 06/01/2015	40,000	40,000
0.250%, 06/04/2015	25,000	25,000
0.280%, 07/06/2015	50,000	50,000
0.280%, 07/07/2015	35,000	35,000
0.305%, 09/11/2015	35,000	35,000
0.300%, 10/26/2015	50,000	50,000
0.330%, 12/08/2015	50,000	50,000

Skandinaviska Enskilda Banken AB/NY
0.250%, 07/02/2015	50,000	50,000
0.310%, 10/21/2015	30,000	30,000
Sumitomo Mitsui Banking Corp/NY
0.120%, 06/05/2015	125,000	125,000
0.240%, 06/12/2015	50,000	50,000
0.240%, 07/13/2015	65,000	65,000
0.250%, 08/07/2015	45,000	45,000
Svenska Handelsbanken/NY
0.210%, 07/06/2015	50,000	50,001
0.210%, 07/09/2015	35,000	35,000
0.300%, 10/15/2015	25,000	25,000
0.320%, 11/19/2015	40,000	40,000
Swedbank/NY
0.120%, 06/02/2015	325,000	325,000
0.235%, 08/24/2015 Δ	25,000	25,000
0.300%, 10/08/2015	25,000	25,000
0.273%, 10/16/2015 Δ	25,000	25,000
0.320%, 11/09/2015	25,000	25,000
Toronto-Dominion Bank/NY
0.180%, 06/08/2015	50,000	50,000
0.250%, 06/08/2015	50,000	50,000
0.290%, 06/16/2015	25,000	25,000
0.270%, 08/06/2015	50,000	50,000
0.260%, 08/11/2015	50,000	50,000
0.380%, 11/12/2015	35,000	35,000
0.370%, 11/25/2015	35,000	35,000
Wells Fargo Bank
0.251%, 08/03/2015 Δ	10,800	10,801
0.266%, 08/12/2015 Δ	10,300	10,301
Westpac Banking Corp/NY
0.253%, 07/17/2015 Δ	75,000	75,003
0.285%, 10/26/2015 Δ	13,450	13,453
0.320%, 12/07/2015	25,000	25,000
Total Certificates of Deposit
(Cost $4,224,565)		4,224,565

Asset Backed Commercial Paper ■ - 13.2%
Atlantic Asset Securitization Corp
0.090%, 06/01/2015 ¤	35,000	35,000
0.235%, 07/03/2015 Δ	50,000	50,000
Barton Capital LLC
0.090%, 06/01/2015 ¤	25,001	25,001
Fairway Finance Corp
0.080%, 06/01/2015 ¤	20,057	20,057
0.200%, 06/04/2015 ¤	22,500	22,499
0.240%, 08/04/2015 ¤	50,000	49,979
Gotham Funding Corp
0.160%, 06/05/2015 ¤	35,000	34,999
0.160%, 06/15/2015 ¤	71,900	71,896
Kells Funding LLC
0.250%, 06/11/2015 ¤	50,000	49,996
0.279%, 06/19/2015	35,000	35,002
0.190%, 07/20/2015 ¤	25,000	24,993
0.190%, 07/20/2015 ¤	75,000	74,981
0.220%, 07/24/2015 ¤	50,000	49,984
0.200%, 08/26/2015 ¤	30,000	29,986
0.341%, 10/19/2015 ¤	35,000	34,954
Liberty Street Funding LLC
0.190%, 07/13/2015 ¤	78,500	78,483
0.190%, 07/17/2015 ¤	50,000	49,988
Manhattan Asset Funding Co
0.180%, 06/01/2015 ¤	40,000	40,000
0.190%, 06/02/2015 ¤	29,601	29,601
0.210%, 07/21/2015 ¤	27,750	27,742
0.200%, 07/27/2015 ¤	40,000	39,987
Nieuw Amsterdam Receivables Corp
0.140%, 06/03/2015 ¤	50,000	49,999
0.180%, 06/17/2015 ¤	50,000	49,996
0.240%, 07/02/2015 ¤	35,000	34,993
Old Line Funding LLC
0.240%, 07/10/2015 ¤	25,000	24,994
0.240%, 07/23/2015 ¤	35,000	34,988
0.240%, 08/17/2015 ¤	45,000	44,977
0.240%, 08/24/2015 ¤	50,000	49,972
0.240%, 09/21/2015 ¤	45,000	44,966
Thunder Bay Funding LLC
0.240%, 06/05/2015 ¤	40,000	39,999
0.280%, 07/07/2015 ¤	50,000	49,986
0.270%, 07/27/2015 ¤	10,000	9,996

0.240%, 08/07/2015 ¤	50,000	49,978
0.240%, 09/10/2015 ¤	50,000	49,966
Total Asset Backed Commercial Paper
(Cost $1,409,938)		1,409,938

Financial Company Commercial Paper - 12.1%
ANZ New Zealand Int’l/London
0.300%, 09/03/2015 ■ ¤	25,000	24,981
Australia & New Zealand Banking Group Limited
0.375%, 08/18/2015 Δ ■	49,000	49,000
Bank Nederlandse Gemeenten
0.324%, 11/09/2015 ■ ¤	110,000	109,841
Bank of Nova Scotia
0.285%, 08/10/2015 ■ ¤	50,000	49,972
HSBC Bank Plc
0.321%, 10/29/2015 ■ ¤	25,000	24,967
0.336%, 02/08/2016 Δ ■	25,000	25,000
JP Morgan Securities LLC
0.300%, 07/27/2015 ¤	25,000	24,988
0.300%, 07/29/2015 ¤	35,000	34,983
Macquarie Bank LTD
0.371%, 07/06/2015 ■ ¤	35,000	34,987
0.230%, 07/14/2015 ■ ¤	30,000	29,992
0.401%, 08/03/2015 ■ ¤	25,000	24,983
0.406%, 08/10/2015 ■ ¤	30,000	29,976
0.411%, 08/20/2015 ■ ¤	20,000	19,982
0.401%, 10/05/2015 ■ ¤	30,000	29,958
0.411%, 11/02/2015 ■ ¤	25,000	24,956
0.385%, 11/12/2015 Δ ■	25,000	25,000
MetLife Short Term Funding LLC
0.140%, 06/16/2015 ■ ¤	103,000	102,994
0.140%, 06/17/2015 ■ ¤	25,000	24,999
National Australia Bank LTD
0.265%, 07/07/2015 ■ ¤	25,000	24,993
Nederlandse Waterschapsbank NV
0.180%, 07/27/2015 ■ ¤	35,000	34,990
0.230%, 08/28/2015 ■ ¤	50,000	49,972
0.290%, 10/26/2015 ■ ¤	25,000	24,970
0.297%, 11/02/2015 ■ ¤	80,000	79,899
Nordea Bank AB
0.245%, 06/01/2015 ■ ¤	25,000	25,000
PSP Capital Inc
0.280%, 09/11/2015 ■ ¤	30,000	29,976
0.270%, 09/17/2015 ■ ¤	30,000	29,976
0.351%, 10/27/2015 ■ ¤	21,400	21,369
0.351%, 11/02/2015 ■ ¤	20,000	19,970
Suncorp Metway LTD
0.361%, 06/11/2015 ■ ¤	25,000	24,997
0.381%, 07/13/2015 ■ ¤	50,000	49,978
0.391%, 08/12/2015 ■ ¤	40,000	39,969
0.401%, 10/14/2015 ■ ¤	25,000	24,963
0.401%, 10/15/2015 ■ ¤	6,000	5,991
0.401%, 11/09/2015 ■ ¤	35,000	34,937
0.441%, 11/23/2015 ■ ¤	35,000	34,925
Westpac Banking Corp
0.280%, 07/07/2015 ■ ¤	25,000	24,993
0.270%, 07/20/2015 ■ ¤	25,000	24,991
Total Financial Company Commercial Paper
(Cost $1,298,418)		1,298,418

Other Notes - 11.5%
ANZ New Zealand Int’l/London
1.850%, 10/15/2015 ■	14,525	14,603
Bank of New York Mellon
0.507%, 10/23/2015 Δ	35,475	35,510
DnB Bank ASA - Georgetown, Cayman Islands Branch - Time Deposit
0.050%, 06/01/2015	285,245	285,245
General Electric Capital Corp
3.500%, 06/29/2015	11,000	11,027
HSBC Bank Plc
3.500%, 06/28/2015 ■	13,633	13,665
IBM Corp
0.309%, 07/29/2015	23,525	23,529
MassMutual Global Funding II
2.300%, 09/28/2015 ■	19,340	19,460
MetLife Global Funding I
1.700%, 06/29/2015 ■	14,160	14,175
2.500%, 09/29/2015 ■	24,035	24,201
3.125%, 01/11/2016 ■	14,900	15,137

New York Life Gobal Funding
0.750%, 07/24/2015 ■	46,530	46,561
0.301%, 10/05/2015 Δ ■	100,000	100,028
0.279%, 10/29/2015 Δ ■	25,300	25,301
0.800%, 02/12/2016 ■	3,300	3,308
Skandinaviska Enskilda Banken, Cayman Islands Branch - Time Deposit
0.060%, 06/01/2015	325,000	325,000
Svenska Handelsbanken AB
0.356%, 11/13/2015 Δ ■	65,000	65,000
Total Capital SA
3.125%, 10/02/2015	39,664	40,021
Toyota Motor Credit Corp
0.875%, 07/17/2015	12,000	12,009
Wells Fargo Bank
0.555%, 07/20/2015	21,000	21,008
0.361%, 06/14/2016 Δ	20,000	20,000
Westpac Banking Corp
3.000%, 08/04/2015	19,000	19,087
1.125%, 09/25/2015	23,000	23,056
0.492%, 10/01/2015 Δ ■	35,750	35,750
3.000%, 12/09/2015	14,010	14,203
0.950%, 01/12/2016	17,905	17,965
Total Other Notes
(Cost $1,224,849)		1,224,849

Treasury Debt - 1.9%
U.S. Treasury Notes
0.250%, 09/15/2015	180,000	180,004
2.000%, 01/31/2016	25,000	25,283
Total Treasury Debt
(Cost $205,287)		205,287

Other Commercial Paper - 1.8%
Novartis Finance Corp
0.090%, 06/01/2015 ■ ¤	60,000	60,000
Toyota Credit
0.300%, 09/18/2015 ¤	35,000	34,968
Toyota Credit Canada Inc
0.250%, 06/02/2015 ¤	40,000	40,000
Toyota Motor Credit Corp
0.270%, 07/16/2015 ¤	35,000	34,988
0.266%, 11/16/2015 Δ	25,000	25,000
Total Other Commercial Paper
(Cost $194,956)		194,956

Government Agency Debt - 1.6%
Federal Home Loan Bank
0.250%, 10/02/2015	30,000	30,000
0.300%, 01/06/2016	25,000	25,000
0.310%, 01/06/2016	15,000	15,000
0.330%, 01/08/2016	15,000	15,000
0.320%, 01/13/2016	15,000	14,998
0.350%, 01/15/2016	15,000	15,000
0.340%, 02/26/2016	25,000	25,000
0.400%, 06/17/2016	28,500	28,500
Total Government Agency Debt
(Cost $168,498)		168,498

Variable Rate Demand Notes Δ- 0.9%
City of Chicago, Second Lien Water Revenue Refunding Bonds, Series 2000-2 (LOC: JPMorgan Chase Bank)
0.180%, 06/05/2015	8,500	8,500
Illinois Development Finance Authority, North Park University, Series 1999 (LOC: JPMorgan Chase Bank)
0.150%, 06/05/2015	2,100	2,100
Illinois Educational Facilities Authority, Field Museum of Natural History, Series 1998 (LOC: JPMorgan Chase Bank)
0.090%, 06/05/2015	28,900	28,900
Lowell Industrial Development Revenue, Arkansas Democrat-Gazette, Series 2006 (AMT) (LOC: JPMorgan Chase Bank)
0.140%, 06/05/2015	2,830	2,830
Michigan Higher Education Facilities Authority, Albion College Project, Series 2006 (LOC: JPMorgan Chase Bank)
0.090%, 06/05/2015	41,730	41,730
Minnesota State Housing Finance Agency, Series 2007E (SPA: Wells Fargo Bank)
0.180%, 06/05/2015	4,655	4,655
New York State Housing Finance Agency, Blue Castle Site A Realty, Series 2006A (AMT) (LOC: JPMorgan Chase Bank)
0.110%, 06/05/2015	5,800	5,800
Total Variable Rate Demand Notes
(Cost $94,515)		94,515

Government Agency Repurchase Agreements - 5.6%
Bank of Nova Scotia/NY
0.120%, dated 05/29/2015, matures 06/01/2015, repurchase price $500,005 (collateralized by various government agency obligations: Total market value $510,000)	500,000	500,000
RBC Capital Markets LLC
0.100%, dated 05/29/2015, matures 06/01/2015, repurchase price $100,001 (collateralized by various government agency obligations: Total market value $102,000)	100,000	100,000
Total Government Agency Repurchase Agreements
(Cost $600,000)		600,000

Treasury Repurchase Agreements - 6.7%
Bank of Nova Scotia/NY
0.100%, dated 05/29/2015, matures 06/01/2015, repurchase price $256,659 (collateralized by U.S. Treasury obligations: Total market value $261,324)	256,657	256,657
Credit Agricole Corporate & Investment Bank
0.090%, dated 05/29/2015, matures 06/01/2015, repurchase price $458,319 (collateralized by U.S. Treasury obligations: Total market value $466,650)	458,315	458,315
Total Treasury Repurchase Agreements
(Cost $714,972)		714,972

Other Repurchase Agreements - 5.9%
BNP Paribas Prime Brokerage Inc.
0.210%, dated 05/29/2015, matures 06/01/2015, repurchase price $65,001 (collateralized by various securities: Total market value $68,250)	65,000	65,000
0.310%, dated 05/29/2015, matures 07/03/2015, repurchase price $75,023 (collateralized by various securities: Total market value $78,750) ∞	75,000	75,000
BNP Paribas Securities Corp.
0.210%, dated 05/29/2015, matures 07/03/2015, repurchase price $120,025 (collateralized by various securities: Total market value $126,000) ∞	120,000	120,000
HSBC Securities (USA) Inc.
0.160%, dated 05/29/2015, matures 06/01/2015, repurchase price $115,002 (collateralized by various securities: Total market value $120,754)	115,000	115,000
ING Financial Markets LLC
0.160%, dated 05/29/2015, matures 06/01/2015, repurchase price $105,002 (collateralized by various securities: Total market value $110,252)	105,000	105,000
JP Morgan Securities LLC
0.310%, dated 05/29/2015, matures 07/03/2015, repurchase price $150,045 (collateralized by various securities: Total market value $157,500) ∞	150,000	150,000
Total Other Repurchase Agreements
(Cost $630,000)		630,000
Total Investments ▲- 100.7%
(Cost $10,765,998)		10,765,998
Other Assets and Liabilities, Net - (0.7)%		(76,384)
Total Net Assets - 100.0%		$10,689,614

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2015, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2015.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of May 31, 2015, the value of these investments was $3,085,574 or 28.9% of total net assets.

	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

∞	Security considered illiquid. As of May 31, 2015, the value of these investments was $345,000 or 3.2% of total net assets.

▲	On May 31, 2015, the cost of investments for federal income tax purposes was approximately $10,765,998. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AMT	-	Alternative Minimum Tax. As of May 31, 2015, the total value of securities subject to AMT was $8,630 or 0.1% of total net assets.

LOC	-	Letter of Credit

SPA	-	Standby Purchase Agreement

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2015, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Certificates of Deposit	$—	$4,224,565	$—	$4,224,565
Asset Backed Commercial Paper	—	1,409,938	—	1,409,938
Financial Company Commercial Paper	—	1,298,418	—	1,298,418
Other Notes	—	1,224,849	—	1,224,849
Treasury Debt	—	205,287	—	205,287
Other Commercial Paper	—	194,956	—	194,956
Government Agency Debt	—	168,498	—	168,498
Variable Rate Demand Notes	—	94,515	—	94,515
Government Agency Repurchase Agreements	—	600,000	—	600,000
Treasury Repurchase Agreement	—	714,972	—	714,972
Other Repurchase Agreements	—	630,000	—	630,000
Total Investments	—	$10,765,998	$—	10,765,998

During the nine-month period ended May 31, 2015, there were no transfers between fair value levels or Level 3 securities.

Schedule of Investments May 31, 2015 (unaudited), all dollars are rounded to thousands (000)

Tax Free Obligations Fund

DESCRIPTION	PAR	VALUE >
Municipal Debt - 100.6%
Alabama - 0.8%
Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA Project, Series 2011A (LOC: National Australia Bank)
0.080%, 06/05/2015 Δ	$2,000	$2,000
Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA Project, Series 2011B (LOC: Australia - New Zealand Banking Group)
0.080%, 06/05/2015 Δ	3,870	3,870
		5,870
Alaska - 1.5%
Valdez, Alaska Marine Terminal Revenue Refunding, Exxon Pipeline Company Project, Series 1993A
0.060%, 06/01/2015 Δ	5,795	5,795
Valdez, Alaska Marine Terminal Revenue Refunding, Exxon Pipeline Company Project, Series 1993C
0.060%, 06/01/2015 Δ	1,080	1,080
Valdez, Alaska Marine Terminal Revenue, Exxon Pipeline Company Project
0.060%, 06/01/2015 Δ	5,045	5,045
		11,920
Colorado - 7.9%
City of Colorado Springs, Colorado Revenue Bonds, Colorado Springs Fine Arts Center Project, Series 2006 (LOC: Wells Fargo Bank)
0.150%, 06/05/2015 Δ	1,655	1,655
Colorado Educational & Cultural Facilities Authority, The Nature Conservancy, Series 2002A
0.110%, 06/05/2015 Δ	8,829	8,829
Colorado Educational & Cultural Facilities Authority, The Nature Conservancy, Series 2012
0.090%, 06/05/2015 Δ	20,255	20,255
Colorado General Fund Tax and Revenue Anticipation Notes, Series 2014A
3.000%, 06/26/2015	25,000	25,049
Weld County, Colorado School District No. 006 Greeley, Series A
2.000%, 12/01/2015	5,400	5,447
		61,235
Connecticut - 2.1%
Connecticut Health & Educational Facility Authority Revenue, Yale University, Series U-2
0.080%, 06/05/2015 Δ	8,970	8,970
Connecticut Health & Educational Facility Authority Revenue, Yale University, Series V-2
0.070%, 06/01/2015 Δ	5,000	5,000
Connecticut Health & Educational Facility Authority Revenue, Yale University, Series Y-3
0.060%, 06/01/2015 Δ	2,500	2,500
		16,470
District of Columbia - 2.4%
District of Columbia, Medlantic/Helix Issue, Series 1998A (LOC: PNC Bank)
0.110%, 06/05/2015 Δ	15,580	15,580
District of Columbia, Progressive Life Center, Series 2008A (LOC: Branch Banking & Trust)
0.100%, 06/05/2015 Δ	3,135	3,135
		18,715
Florida - 4.8%
Halifax Hospital Medical Center Revenue Refunding and Improvement Bonds, Series 2008 (LOC: JPMorgan Chase Bank)
0.110%, 06/05/2015 Δ	28,040	28,040
North Broward Hospital District, Series 2008A (LOC: TD Bank)
0.090%, 06/05/2015 Δ	4,585	4,585
Orange County Health Facilities Authority, Orlando Regional Healthcare, Series 2008E (LOC: Branch Banking & Trust)
0.120%, 06/05/2015 Δ	4,500	4,500
		37,125
Georgia - 2.6%
Municipal Electric Authority of Georgia Project One Subordinated Bonds, Series 2008B (LOC: Bank of Tokyo-Mitsubishi UFJ)
0.090%, 06/05/2015 Δ	20,450	20,450

Illinois - 10.9%
City of Chicago, Second Lien Water Revenue Refunding Bonds, Series 2004-2 (LOC: State Street Bank & Trust)
0.180%, 06/05/2015 Δ	26,600	26,600
Illinois Development Finance Authority, American College of Surgeons, Series 1996 (LOC: Northern Trust Company)
0.130%, 06/05/2015 Δ	3,500	3,500
Illinois Development Finance Authority, Lake Forest Academy, Series 1994 (LOC: Northern Trust Company)
0.120%, 06/05/2015 Δ	6,255	6,255
Illinois Development Finance Authority, Lyric Opera Chicago Project (LOC: Northern Trust Company) (LOC: Harris Trust & Savings Bank) (LOC: Bank One)
0.090%, 06/05/2015 Δ	800	800

Illinois Educational Facilities Authority, The Newberry Library, Series 1988 (LOC: Northern Trust Company)
0.090%, 06/05/2015 Δ	2,700	2,700
Illinois Finance Authority, Chicago Horticultural Society, Series 2008 (LOC: Northern Trust Company)
0.120%, 06/05/2015 Δ	9,000	9,000
Illinois Finance Authority, Elmhurst Memorial Healthcare, Series 2008D (LOC: BMO Harris Bank)
0.100%, 06/05/2015 Δ	1,000	1,000
Illinois Finance Authority, Presbyterian Homes Lake Forest Place Project, Series 2006 (LOC: Northern Trust Company)
0.120%, 06/05/2015 Δ	10,000	10,000
Illinois Finance Authority, Richard Driehaus Foundation, Series 2005 (LOC: Northern Trust Company)
0.120%, 06/05/2015 Δ	12,100	12,100
University of Illinois, Health Services Facilities, The Board of Trustees of the University of Illinois, Series 1997B (LOC: Wells Fargo Bank)
0.090%, 06/05/2015 Δ	5,500	5,500
Warren County, Monmouth College Project, Series 2002 (LOC: PNC Bank)
0.120%, 06/05/2015 Δ	7,760	7,760
		85,215
Indiana - 6.2%
Indiana Bond Bank Advance Funding Program Notes, Series 2015A
2.000%, 01/05/2016	18,475	18,670
Indiana Finance Authority, Sisters of St. Francis Health Services, Inc., Series 2008F (LOC: Bank of New York Mellon)
0.100%, 06/05/2015 Δ	3,650	3,650
Indiana Finance Authority, Sisters of St. Francis Health Services, Inc., Series 2008J (LOC: Wells Fargo Bank)
0.100%, 06/05/2015 Δ	25,960	25,960
		48,280
Iowa - 0.2%
Iowa Finance Authority, Mississippi Valley Regional Blood Center Project, Series 2003 (LOC: Wells Fargo Bank)
0.100%, 06/05/2015 Δ	1,370	1,370

Kentucky - 1.6%
Kentucky Health Care Facility, Bon Secours Health System, Series 2002B (LOC: JPMorgan Chase Bank)
0.090%, 06/05/2015 Δ	6,315	6,315
Warren County, WKU Student Life Foundation, Series 2008 (LOC: JPMorgan Chase Bank)
0.100%, 06/05/2015 Δ	6,140	6,140
		12,455
Louisiana - 4.5%
Louisiana Local Government Environmental Facilities and Community Development Authority, NSU Facilities Corporation Project, Series 2007B (INS: FHLB) (SPA: Regions Bank)
0.120%, 06/05/2015 Δ	20,000	20,000
Louisiana Public Facilities Authority, Revenue Bonds, Dynamic Fuels, LLC Project, Series 2008 (LOC: Bank of America)
0.080%, 06/01/2015 Δ	14,950	14,950
		34,950
Maine - 1.6%
County of Cumberland, Maine 2015 Tax Anticipation Notes
1.000%, 11/13/2015	12,500	12,549

Maryland - 4.3%
Baltimore, Maryland General Obligation Public Improvement Refunding Bonds, Series 2013B
5.000%, 10/15/2015	1,200	1,221
Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Series 1985A (LOC: TD Bank)
0.090%, 06/05/2015 Δ	26,450	26,450
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wells Fargo Bank)
0.090%, 06/05/2015 Δ	5,480	5,480
		33,151
Michigan - 2.8%
Board Trustee Michigan State University (Commercial Paper)
0.060%, 07/06/2015	11,840	11,840
Michigan Higher Education Facilities Authority, Albion College Project, Series 2006 (LOC: JPMorgan Chase Bank)
0.090%, 06/05/2015 Δ	9,675	9,675
		21,515
Minnesota - 6.7%
City of Minneapolis & The Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Alliana Health System, Series 2009B-1 (LOC: JPMorgan Chase Bank)
0.100%, 06/01/2015 Δ	4,100	4,100
City of Minnetonka, The Cliffs at Ridgedale, Series 1995
0.100%, 06/05/2015 Δ	8,150	8,150
Eden Prairie Multifamily Housing Revenue, Park at City West Apartments, Series 2001
0.100%, 06/05/2015 Δ	14,805	14,805

Ramsey County, Minnesota General Obligation Capital Improvement Plan Refunding Bonds, Series 2011B
5.000%, 02/01/2016	1,135	1,171
Sherburne County, Minnesota General Obligation Capital Improvement Refunding Bonds, Series 2015A
2.000%, 02/01/2016	1,250	1,264
University of Minnesota (Commercial Paper)
0.060%, 06/04/2015	9,000	9,000
0.060%, 06/04/2015	13,750	13,750
		52,240
Mississippi - 3.2%
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2007C
0.060%, 06/01/2015 Δ	15,180	15,180
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2007E
0.060%, 06/01/2015 Δ	5,600	5,600
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2009E
0.060%, 06/01/2015 Δ	2,200	2,200
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010H
0.060%, 06/01/2015 Δ	1,200	1,200
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010I
0.060%, 06/01/2015 Δ	500	500
		24,680
Missouri - 0.0%
Missouri Health & Educational Facilities Authority, The Washington University, Series D (SPA: Wells Fargo Bank)
0.080%, 06/01/2015 Δ	320	320

New York - 3.9%
Long Island Power Authority, Series 2012D (LOC: TD Bank)
0.090%, 06/05/2015 Δ	5,290	5,290
New York City Health and Hospitals Corporations, Health System Bonds, Series C (LOC: TD Bank)
0.100%, 06/05/2015 Δ	9,300	9,300
New York State Energy Research and Development Authority, Orange and Rockland Utilities, Series 1995A (LOC: Wachovia Bank)
0.120%, 06/05/2015 Δ	15,700	15,700
		30,290
North Carolina - 1.4%
City of Charlotte, Charlotte Douglas International Airport, Series 2007B (LOC: Bank of America)
0.080%, 06/05/2015 Δ	1,790	1,790
North Carolina Capital Facilities Finance Agency, Salem Academy and College Project, Series 2005 (LOC: Branch Banking & Trust)
0.100%, 06/05/2015 Δ	6,210	6,210
Wake County Industrial Facilities & Pollution Control Financing Authority, Wake Enterprises, Series 2009 (LOC: Branch Banking & Trust)
0.100%, 06/05/2015 Δ	2,960	2,960
		10,960
Ohio - 3.8%
City of Blue Ash, Ursuline Academy of Cincinnati, Series 2008 (LOC: PNC Bank)
0.100%, 06/05/2015 Δ	12,570	12,570
Cuyahoga County Hospital Revenue, Metro Health System (LOC: PNC Bank)
0.100%, 06/05/2015 Δ	12,800	12,800
Franklin County, Health Care Facilities Improvement Revenue, Ohio Presbyterian Retirement Services, Series 2006A (LOC: PNC Bank)
0.100%, 06/05/2015 Δ	2,000	2,000
Lucas County Limited Tax Various Purpose Improvement Notes, Series 2014
1.000%, 07/14/2015	2,450	2,452
		29,822
Pennsylvania - 1.3%
Butler County General Authority, North Allegheny School District Project, Series 2011B (SPA: PNC Bank)
0.110%, 06/05/2015 Δ	9,920	9,920

South Carolina - 0.1%
South Carolina Jobs - Economic Development Authority, Heathwood Hall Episcopal School Project, Series 2001 (LOC: Wells Fargo Bank)
0.150%, 06/05/2015 Δ	700	700

Tennessee - 0.2%
Blount County Public Building Authority, Local Government Public Improvement, Series E-8-A (LOC: Branch Banking & Trust)
0.100%, 06/05/2015 Δ	1,400	1,400

Texas - 10.7%
Board of Regents of The University of Texas System Permanent University Fund Bonds, Series 2008A
0.080%, 06/05/2015 Δ	11,505	11,505
City of Grapevine, Texas General Obligation Refunding Bonds, Series 2015
2.000%, 02/15/2016	3,155	3,194
City of Laredo, Texas General Obligation Refunding Bonds, Series 2015
2.000%, 08/15/2015	1,040	1,044
Hunt County Health Facilities Development, Greenville Universal Health Services (LOC: Morgan Guaranty Trust)
0.120%, 06/05/2015 Δ	4,300	4,300
Lower Neches Valley Industrial Development Authority, ExxonMobil Project, Series 2010
0.060%, 06/01/2015 Δ	3,100	3,100
Lower Neches Valley Industrial Development Authority, ExxonMobil Project, Series 2011
0.060%, 06/01/2015 Δ	15,915	15,915
State of Texas Tax and Revenue Anticipation Note, Series 2014
1.500%, 08/31/2015	20,000	20,068
University of Houston (Commercial Paper)
0.060%, 07/08/2015	13,864	13,864
University of Texas
0.080%, 06/05/2015 Δ	280	280
Williamson County, Texas Limited Tax Refunding Bonds, Series 2015
2.000%, 02/15/2016	9,750	9,873
		83,143
Vermont - 1.0%
Vermont State Housing Finance Agency, West Block University of Vermont Apartments, Winooski, Series 2004A (LOC: Sovereign Bank) (LOC: Bank of New York Mellon)
0.110%, 06/05/2015 Δ	7,735	7,735

Virginia - 4.5%
Fairfax County Economic Development Authority, Smithsonian Institution, Series B (SPA: Northern Trust Company)
0.090%, 06/05/2015 Δ	12,000	12,000
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute, Series 2003E
0.090%, 06/05/2015 Δ	6,635	6,635
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute, Series 2003F
0.090%, 06/05/2015 Δ	9,520	9,520
Portsmouth Redevelopment & Housing Authority, Phoebus Square Apartments, Series 2008
0.160%, 06/05/2015 Δ	7,200	7,200
		35,355
Washington - 3.9%
King County, Washington, Multi-Model Limited Tax GO Bonds, Series A (SPA: State Street Bank & Trust)
0.080%, 06/05/2015 Δ	14,000	14,000
Washington State Housing Finance Commission, Franke Tobey Jones Project, Series 2003 (LOC: Wells Fargo Bank)
0.100%, 06/05/2015 Δ	10,100	10,100
Washington State Housing Finance Commission, The Overlake School Project, Series 2003 (LOC: Wells Fargo Bank)
0.150%, 06/05/2015 Δ	1,350	1,350
Washington State Housing Finance Commission, Willow Tree Grove Apartments Project, Series 2011
0.090%, 06/05/2015 Δ	4,900	4,900
		30,350
Wisconsin - 2.4%
Wisconsin Health and Educational Facilities Authority, Goodwill Industries of North Central Wisconsin, Inc., Series 2005 (LOC: Wells Fargo Bank)
0.100%, 06/05/2015 Δ	5,000	5,000
Wisconsin State Health & Educational Facilities Authority, Aurora Health Care, Inc., Series 1999C (LOC: JPMorgan Chase Bank)
0.080%, 06/05/2015 Δ	8,120	8,120
Wisconsin State Health & Educational Facilities Authority, St. Norbert College, Series 2008 (LOC: JPMorgan Chase Bank)
0.120%, 06/05/2015 Δ	5,355	5,355
		18,475
Wyoming - 3.3%
Lincoln County, Pollution Control, PacifiCorp Project, Series 1991 (LOC: Bank of Nova Soctia)
0.100%, 06/05/2015 Δ	20,015	20,015
Unita County, Wyoming Pollution Control, Chevron U.S.A. Inc. Project, Series 1993
0.060%, 06/01/2015 Δ	5,800	5,800
		25,815
Total Municipal Debt
(Cost $782,475)		782,475

Total Investments ▲ - 100.6%
(Cost $782,475)		782,475
Other Assets and Liabilities, Net - (0.6)%		(4,311)
Total Net Assets - 100.0%		$778,164

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2015, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2015.

▲	On May 31, 2015, the cost of investments for federal income tax purposes was approximately $782,475. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FHLB	-	Federal Home Loan Banks

INS	-	Insured

LOC	-	Letter of Credit

SPA	-	Standby Purchase Agreement

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2015, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Municipal Debt	$—	$782,475	$—	$782,475
Total Investments	$—	$782,475	$—	$782,475

During the nine-month period ended May 31, 2015, there were no transfers between valuation levels or Level 3 securities.

Schedule of Investments May 31, 2015 (unaudited), all dollars are rounded to thousands (000)

Treasury Obligations Fund

DESCRIPTION	PAR	VALUE >
Treasury Debt - 38.9%
U.S. Treasury Notes
0.250%, 07/15/2015	$100,000	$100,018
1.750%, 07/31/2015	300,000	300,813
0.250%, 08/15/2015	350,000	350,063
0.375%, 08/31/2015	100,000	100,052
1.250%, 08/31/2015	100,000	100,269
0.250%, 09/15/2015	70,000	70,019
1.250%, 09/30/2015	100,000	100,371
1.250%, 10/31/2015	135,000	135,596
4.500%, 11/15/2015	150,000	152,987
0.250%, 11/30/2015	40,000	40,012
1.375%, 11/30/2015	300,000	301,782
2.125%, 12/31/2015	50,000	50,562
0.375%, 01/31/2016	85,000	85,096
2.000%, 01/31/2016	175,000	177,026
4.500%, 02/15/2016	200,000	206,083
0.085%, 07/31/2016 Δ	220,000	220,001
0.068%, 10/31/2016 Δ	373,000	372,828
0.099%, 01/31/2017 Δ	160,000	159,997
Total Treasury Debt
(Cost $3,023,575)		3,023,575

Treasury Repurchase Agreements - 61.0%
Bank of Nova Scotia/NY
0.100%, dated 05/29/2015, matures 06/01/2015, repurchase price $224,702 (collateralized by U.S. Treasury obligations: Total market value $229,908)	224,700	224,700
BNP Paribas Securities Corp.
0.090%, dated 05/29/2015, matures 06/01/2015, repurchase price $60,000 (collateralized by U.S. Treasury obligations: Total market value $61,200)	60,000	60,000
Credit Agricole Corporate & Investment Bank
0.090%, dated 05/29/2015, matures 06/01/2015, repurchase price $401,252 (collateralized by U.S. Treasury obligations: Total market value $410,550)	401,249	401,249
Federal Reserve Bank of New York
0.050%, dated 05/29/2015, matures 06/01/2015, repurchase price $2,000,008 (collateralized by U.S. Treasury obligations: Total market value $2,000,008)	2,000,000	2,000,000
HSBC Securities (USA) Inc.
0.080%, dated 05/29/2015, matures 06/01/2015, repurchase price $50,000 (collateralized by U.S. Treasury obligations: Total market value $51,003)	50,000	50,000
Merrill Lynch, Pierce, Fenner & Smith Inc.
0.080%, dated 05/29/2015, matures 06/01/2015, repurchase price $500,003 (collateralized by U.S. Treasury obligations: Total market value $510,000)	500,000	500,000
Societe Generale/NY
0.110%, dated 05/29/2015, matures 06/01/2015, repurchase price $1,100,010 (collateralized by U.S. Treasury obligations: Total market value $1,122,000)	1,100,000	1,100,000
0.080%, dated 05/28/2015, matures 06/04/2015, repurchase price $100,002 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
TD Securities USA LLC
0.080%, dated 05/29/2015, matures 06/01/2015, repurchase price $300,002 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000
Total Treasury Repurchase Agreements
(Cost $4,735,949)		4,735,949
Total Investments ▲ - 99.9%
(Cost $7,759,524)		7,759,524
Other Assets and Liabilities, Net - 0.1%		9,181
Total Net Assets - 100.0%		$7,768,705

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2015, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable rate security - The rate shown is the rate in effect as of May 31, 2015.

▲	On May 31, 2015, the cost of investments for federal income tax purposes was approximately $7,759,524. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2015, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Treasury Debt	$—	$3,023,575	$—	$3,023,575
Treasury Repurchase Agreements	—	4,735,949	—	4,735,949
Total Investments	$—	$7,759,524	$—	$7,759,524

During the nine-month period ended May 31, 2015, there were no transfers between valuation levels or Level 3 securities.

Schedule of Investments May 31, 2015 (unaudited), all dollars are rounded to thousands (000)

U.S. Treasury Money Market Fund

DESCRIPTION	PAR	VALUE >
Treasury Debt - 65.8%
U.S. Treasury Bills U
0.002%, 06/04/2015	$68,410	$68,410
0.005%, 06/11/2015	43,869	43,869
U.S. Treasury Notes
0.375%, 06/15/2015	11,493	11,494
0.375%, 06/30/2015	65,727	65,744
1.875%, 06/30/2015	39,550	39,607
0.250%, 07/31/2015	27,374	27,384
1.750%, 07/31/2015	15,177	15,218
0.250%, 08/15/2015	64,325	64,347
4.250%, 08/15/2015	10,563	10,653
0.375%, 08/31/2015	10,461	10,468
1.250%, 08/31/2015	38,824	38,939
1.250%, 09/30/2015	4,564	4,581
0.250%, 10/15/2015	6,256	6,259
1.250%, 10/31/2015	51,199	51,434
4.500%, 11/15/2015	5,578	5,687
1.375%, 11/30/2015	9,486	9,544
2.125%, 12/31/2015	9,000	9,103
0.060%, 01/31/2016 Δ	80,000	79,970
0.375%, 01/31/2016	843	844
2.000%, 01/31/2016	29,220	29,573
0.084%, 04/30/2016 Δ	5,000	5,000
0.085%, 07/31/2016 Δ	5,000	5,000
0.068%, 10/31/2016 Δ	27,000	26,985
0.099%, 01/31/2017 Δ	10,000	10,000
0.089%, 04/30/2017 Δ	20,000	20,004
Total Treasury Debt
(Cost $660,117)		660,117

Total Investments ▲ - 65.8%
(Cost $660,117)		660,117
Other Assets and Liabilities, Net - 34.2%		342,380
Total Net Assets - 100.0%		$1,002,497

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2015, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

U	Rate shown is effective yield as of May 31, 2015.

Δ	Variable rate security - The rate shown is the rate in effect as of May 31, 2015.

▲	On May 31, 2015, the cost of investments for federal income tax purposes was approximately $660,117. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2015, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Treasury Debt	$—	$660,117	$—	$660,117
Total Investments	$—	$660,117	$—	$660,117

During the nine-month period ended May 31, 2015, there were no transfers between valuation levels or Level 3 securities.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date:	July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date:	July 27, 2015

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date:	July 27, 2015